Commitments - Capital commitments (Details) - GBP (£)	Jun. 30, 2023	Jun. 30, 2022
Property, plant and equipment
Capital commitments
Capital Commitments	£ 5,152,000	£ 1,185,000
Other intangible assets
Capital commitments
Capital Commitments	£ 0	£ 1,476,000